S000035998 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	142 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
S&P Developed ex-US Broad Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.47%	7.98%	4.33%
Dow Jones Asia/Pacific Select Dividend 50 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.34%	4.00%	1.70%
iShares Asia/Pacific Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.96%	3.67%	1.42%
Performance Inception Date					Feb. 23, 2012
iShares Asia/Pacific Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.67%	1.95%	(0.09%)
iShares Asia/Pacific Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.93%	2.42%	0.77%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	On June 22, 2020, the name of the Fund’s Underlying Index changed from the Dow Jones Asia/Pacific Select Dividend 30 Index to the Dow Jones Asia/Pacific Select Dividend 50 Index. In connection with the name change, the Underlying Index amended its selection methodology.